Financial risk management - Interest rate risk and foreign exchange risk (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest rate risk
Financial risk management
Increase in interest rates		1.00%	1.00%
Decrease in interest rates		1.00%	1.00%
Approximate increase in profit or loss, and equity from increase in interest rates	€ 47,000	€ 51,700	€ 57,800
Approximate decrease in profit or loss, and equity from decrease in interest rates	€ 47,000	€ 51,700	€ 57,800
Foreign exchange risk
Financial risk management
Percentage of change in risk assumption	10.00%	10.00%	10.00%
Euros - U.S. Dollars Exchange rate value | Foreign exchange risk
Financial risk management
Increase (Decrease) in net book value	€ (83,996)	€ (116,690)	€ (133,373)
Euros - GB Pounds Exchange rate value | Foreign exchange risk
Financial risk management
Increase (Decrease) in net book value	1,093	303	113
Euros - CH Francs Exchange rate value | Foreign exchange risk
Financial risk management
Increase (Decrease) in net book value	€ 233	€ 2,013	538
Euros - HR Kunas Exchange rate value | Foreign exchange risk
Financial risk management
Increase (Decrease) in net book value			650
U.S. Dollars - GB Pounds Exchange rate value | Foreign exchange risk
Financial risk management
Increase (Decrease) in net book value			€ (894)